Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: November 12, 2025

Payment Date	11/17/2025
Collection Period Start	10/1/2025
Collection Period End	10/31/2025
Interest Period Start	10/15/2025
Interest Period End	11/16/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$319,471,870.55	$22,158,169.98	$297,313,700.57	0.751247	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$416,501,870.55	$22,158,169.98	$394,343,700.57

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$453,805,836.99	$429,662,826.16	0.349612
YSOC Amount	$34,483,758.15	$32,498,917.30
Adjusted Pool Balance	$419,322,078.84	$397,163,908.86
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.82367%	ACT/360	$—
Class A-3 Notes	$319,471,870.55	5.82000%	30/360	$1,549,438.57
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$416,501,870.55			$1,986,517.41

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$453,805,836.99	$429,662,826.16
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$419,322,078.84	$397,163,908.86
Number of Receivables Outstanding	32,512	31,728
Weighted Average Contract Rate	5.19%	5.20%
Weighted Average Remaining Term (months)	33.2	32.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,959,252.40
Principal Collections	$23,995,016.38
Liquidation Proceeds	$144,597.05
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,098,865.83
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,098,865.83

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$378,171.53	$378,171.53	$—	$—	$25,720,694.30
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,720,694.30
Interest - Class A-2a Notes	$—	$—	$—	$—	$25,720,694.30
Interest - Class A-2b Notes	$—	$—	$—	$—	$25,720,694.30
Interest - Class A-3 Notes	$1,549,438.57	$1,549,438.57	$—	$—	$24,171,255.73
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$23,868,853.40
First Allocation of Principal	$—	$—	$—	$—	$23,868,853.40
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$23,823,961.23
Second Allocation of Principal	$—	$—	$—	$—	$23,823,961.23
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$23,779,069.06
Third Allocation of Principal	$8,067,961.69	$8,067,961.69	$—	$—	$15,711,107.37
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,666,215.20
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,396,215.20
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,396,215.20
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,576,006.91
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,576,006.91
Remaining Funds to Certificates	$1,576,006.91	$1,576,006.91	$—	$—	$—
Total	$26,098,865.83	$26,098,865.83	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$34,483,758.15
Increase/(Decrease)	$(1,984,840.85)
Ending YSOC Amount	$32,498,917.30

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$419,322,078.84	$397,163,908.86
Note Balance	$416,501,870.55	$394,343,700.57
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.03%	16	$147,994.45
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	135	$144,597.05
Monthly Net Losses (Liquidation Proceeds)			$3,397.40
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.54%
Preceding Collection Period			0.31%
Current Collection Period			0.01%
Four-Month Average Net Loss Ratio			0.23%
Cumulative Net Losses for All Periods			$2,917,975.40
Cumulative Net Loss Ratio			0.24%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	74	$1,305,997.66
60-89 Days Delinquent	0.08%	21	$344,727.71
90-119 Days Delinquent	0.02%	3	$73,294.06
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.40%	98	$1,724,019.43

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$151,470.73
Total Repossessed Inventory		12	$255,777.63

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		24	$418,021.77
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.14%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.90	0.21%	56	0.18%